Document and Entity Information	9 Months Ended
	Mar. 31, 2012	May 15, 2012
Document And Entity Information
Entity Registrant Name	American Realty Funds Corp
Entity Central Index Key	0001496868
Document Type	S-11
Document Period End Date	Mar. 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		10,098,713
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012
AmendmentDescription	Provide updated financials